Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 590,064,340.68
Previously Paid Amount	0.00
Total Fee Amount	51,335.60
Total Offset Amount	0.00
Net Fee	51,335.60
Narrative - Max Aggregate Offering Price	$ 590,064,340.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true